UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To:

John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

Item 1 – Schedule of Investments.

Statement of Investments

Stone Harbor High Yield Bond Fund

August 31, 2007 (Unaudited)

	Principal	Market
Interest Rate/Maturity Date	Amount	Value
Corporate Bonds 88.94%
Advertising 1.92%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008	$4,000	$3,465
Lamar Media Corp.
6.625%, 08/15/2015	110,000	105,600
Series B, 6.625%, 08/15/2015	330,000	316,800
R.H. Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	50,000	47,375
Series A-2, 6.875%, 01/15/2013	25,000	23,688
Series A-3, 8.875%, 01/15/2016	380,000	391,400
		888,328
Aerospace-Defense 3.01%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	240,000	235,800
DRS Technologies, Inc.
6.875%, 11/01/2013	50,000	49,250
6.625%, 02/01/2016	20,000	19,600
7.625%, 02/01/2018	160,000	157,600
Esterline Technologies Corp.
6.625%, 03/01/2017	150,000	145,500
L-3 Communications Corp.
7.625%, 06/15/2012	356,000	364,010
Series B, 6.375%, 10/15/2015	100,000	97,250
Moog, Inc.
6.250%, 01/15/2015	210,000	199,500
TransDigm Group, Inc.
7.750%, 07/15/2014	125,000	126,250
		1,394,760
Agriculture 1.03%
Reynolds American, Inc.
7.625%, 06/01/2016	455,000	478,791

Airlines 0.00%#
Continental Airlines, Inc.
Series 981C, 6.541%, 03/15/2008	1,551	1,536

Apparel 0.81%
Levi Strauss & Co.
9.750%, 01/15/2015	360,000	374,400

Auto Manufacturers 2.88%
Ford Motor Co.
7.450%, 07/16/2031	710,000	536,050
8.900%, 01/15/2032	25,000	20,875
General Motors Corp.
8.375%, 07/15/2033	960,000	775,200
		1,332,125
Beverages 1.04%
Constellation Brands, Inc.
7.250%, 09/01/2016	445,000	433,875
7.250%, 05/15/2017 (1)	50,000	48,750
		482,625
Biotechnology 0.64%
FMC Finance III SA
6.875%, 07/15/2017 (1)	300,000	295,500

Building Materials 0.94%
Associated Materials, Inc.
11.250%, 03/01/2014 *	130,000	85,475
Interline Brands, Inc.
8.125%, 06/15/2014	175,000	172,375
Nortek, Inc.
8.500%, 09/01/2014	150,000	130,500
NTK Holdings, Inc.
10.750%, 03/01/2014 (5)	75,000	47,250
		435,600

Chemicals 3.61%
Equistar Chemicals, LP
10.625%, 05/01/2011	28,000	29,680
Hercules, Inc.
6.750%, 10/15/2029	225,000	219,937
Lyondell Chemical Co.
8.000%, 09/15/2014	135,000	147,488
8.250%, 09/15/2016	225,000	253,125
MacDermid, Inc.
9.500%, 04/15/2017 (1)	75,000	70,125
Nalco Co.
8.875%, 11/15/2013	305,000	313,388
NewMarket Corp.
7.125%, 12/15/2016	205,000	195,775
NOVA Chemicals Corp.
6.500%, 01/15/2012	370,000	345,950
8.484, 11/15/2013 (2)	55,000	53,625
Westlake Chemical Corp.
6.625%, 01/15/2016	45,000	41,625
		1,670,718
Coal 0.90%
Arch Western Finance, LLC
6.750%, 07/01/2013	225,000	214,031
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	65,000	65,163
7.375%, 11/01/2016	10,000	10,125
7.875%, 11/01/2026	125,000	126,875
		416,194
Commercial Services 3.84%
ARAMARK Corp.
8.500%, 02/01/2015	280,000	280,350
8.856%, 02/01/2015 (2)	65,000	64,675
Cadmus Communications Corp.
8.375%, 06/15/2014	200,000	190,000
Corrections Corporation of America
7.500%, 05/01/2011	10,000	10,100
6.250%, 03/15/2013	350,000	341,250
6.750%, 01/31/2014	75,000	73,875
Education Management, LLC
8.750%, 06/01/2014	175,000	178,500
10.250%, 06/01/2016	195,000	202,313
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,125
7.750%, 01/15/2015	125,000	122,188
8.750%, 07/15/2018	285,000	289,987
		1,778,363
Distribution-Wholesale 0.52%
Baker & Taylor, Inc.
11.500%, 07/01/2013 (1)	245,000	241,325

Diversified Financial Services 8.05%
AmeriCredit Corp.
8.500%, 07/01/2015 (1)	110,000	94,600
Ford Motor Credit Co.
7.375%, 10/28/2009	650,000	615,369
9.875%, 08/10/2011	725,000	716,274
8.000%, 12/15/2016	460,000	425,170
GMAC, LLC
6.625%, 05/15/2012	105,000	91,010
8.000%, 11/01/2031	445,000	400,770
Hughes Network Systems, LLC
9.500%, 04/15/2014	160,000	159,200
NSG Holdings, LLC
7.750%, 12/15/2025 (1)	460,000	449,075
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (1)	110,000	102,850
7.000%, 05/01/2017 (1)	200,000	185,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	225,000	216,000

Snoqualmie Entertainment Authority
9.063%, 02/01/2014 (1)(2)	50,000	49,062
Southern Star Central Corp.
6.750%, 03/01/2016	25,000	24,125
Vanguard Health Holding Co. II, LLC
9.000%, 10/01/2014	215,000	202,100
		3,730,605
Electric 4.50%
The AES Corp.
9.375%, 09/15/2010	118,000	123,900
8.875%, 02/15/2011	131,000	135,257
7.750%, 03/01/2014	250,000	248,750
Edison Mission Energy
7.500%, 06/15/2013	55,000	55,688
7.200%, 05/15/2019 (1)	290,000	275,500
7.625%, 05/15/2027 (1)	160,000	149,600
Intergen NV
9.000%, 06/30/2017 (1)	350,000	357,000
Mirant Americas Generation, LLC
8.500%, 10/01/2021	175,000	166,250
Mirant North America, LLC
7.375%, 12/31/2013	115,000	115,000
NRG Energy, Inc.
7.250%, 02/01/2014	25,000	24,813
7.375%, 02/01/2016	415,000	410,850
TECO Energy, Inc.
7.500%, 06/15/2010	20,000	20,783
		2,083,391
Electrical Components & Equipment 0.42%
Belden, Inc.
7.000%, 03/15/2017 (1)	200,000	195,000

Entertainment 4.17%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	46,500
11.000%, 02/01/2016	240,000	250,800
Cinemark, Inc.
9.750%, 03/15/2014 *	385,000	358,050
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (1)	180,000	173,700
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	245,000	213,762
Marquee Holdings, Inc.
12.000%, 08/15/2014 *	30,000	25,350
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	50,000	49,125
6.875%, 02/15/2015	100,000	96,500
Penn National Gaming, Inc.
6.875%, 12/01/2011	25,000	25,125
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	25,000	25,250
8.750%, 10/01/2013	175,000	178,500
7.500%, 06/15/2015 (1)	230,000	212,750
Seneca Gaming Corp.
7.250%, 05/01/2012	170,000	171,700
Series B, 7.250%, 05/01/2012	105,000	106,050
		1,933,162
Environmental Control 0.79%
Allied Waste North America, Inc.
Series B, 9.250%, 09/01/2012	50,000	52,250
7.250%, 03/15/2015	225,000	226,125
Series B, 7.125%, 05/15/2016	50,000	50,000
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	37,887
Safety-Kleen Services (3)
9.250%, 06/01/2008	50,000	10
		366,272

Food 1.29%
Dean Foods Co.
7.000%, 06/01/2016	130,000	120,250
Dole Food Company, Inc.
8.625%, 05/01/2009	225,000	220,500
7.250%, 06/15/2010	25,000	23,250
8.750%, 07/15/2013	90,000	85,950
Pilgrim’s Pride Corp.
9.625%, 09/15/2011	40,000	41,333
9.250%, 11/15/2013	100,000	108,125
		599,408
Forest Products & Paper 1.54%
Appleton Papers, Inc.
8.125%, 06/15/2011	120,000	119,550
Series B, 9.750%, 06/15/2014	200,000	202,250
Buckeye Technologies, Inc.
9.250%, 09/15/2008	23,000	23,115
8.000%, 10/15/2010	125,000	125,625
8.500%, 10/01/2013	25,000	25,375
NewPage Corp.
10.000%, 05/01/2012	100,000	104,000
Verso Paper Holdings, LLC
Series B, 9.125%, 08/01/2014	115,000	115,575
		715,490
Healthcare-Products 1.34%
Accellent, Inc.
10.500%, 12/01/2013	330,000	306,900
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	200,000	183,500
The Cooper Cos, Inc.
7.125%, 02/15/2015	135,000	129,600
		620,000
Healthcare-Services 3.30%
Community Health Systems, Inc.
8.875%, 07/15/2015 (1)	230,000	230,862
Da Vita, Inc.
7.250%, 03/15/2015	445,000	438,325
HCA, Inc.
6.500%, 02/15/2016	150,000	123,000
National Mentor Holdings, Inc.
11.250%, 07/01/2014	175,000	184,625
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	340,000	334,900
7.750%, 07/15/2015	15,000	14,775
Tenet Healthcare Corp.
9.875%, 07/01/2014	55,000	48,950
9.250%, 02/01/2015	45,000	38,925
United Surgical Partners International, Inc.
8.875%, 05/01/2017	25,000	24,000
9.250%, 05/01/2017 (4)	95,000	90,725
		1,529,087
Holding Companies-Divers 0.95%
Atlantic Broadband Finance, LLC
9.375%, 01/15/2014	135,000	128,925
Basell AF SCA
8.375%, 08/15/2015 (1)	350,000	313,250
		442,175
Home Furnishings 0.32%
Norcraft Cos, LP
9.000%, 11/01/2011	35,000	35,175
Norcraft Holdings, LP
9.750%, 09/01/2012 * (5)	125,000	111,250
		146,425
Household Products-Wares 0.30%
Jarden Corp.
7.500%, 05/17/2017	150,000	141,000

Internet 0.10%
FTD, Inc.
7.750%, 02/15/2014	50,000	46,750

Iron-Steel 1.17%
RathGibson, Inc.
11.250%, 02/15/2014	300,000	301,875
Steel Dynamics, Inc.
6.750%, 04/01/2015 (1)	250,000	241,875
		543,750
Lodging 1.25%
MGM Mirage
6.000%, 10/01/2009	35,000	34,869
8.375%, 02/01/2011	75,000	77,062
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	55,950
6.500%, 02/01/2014	20,000	17,050
6.875%, 03/01/2016	95,000	80,037
7.750%, 08/15/2016	325,000	312,813
		577,781
Media 8.64%
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	75,000	73,406
CBD Media, Inc.
8.625%, 06/01/2011	120,000	120,150
CCH I Holdings, LLC
13.500%, 01/15/2014 *	25,000	23,750
11.750%, 05/15/2014 *	230,000	205,850
12.125%, 01/15/2015 *	25,000	22,500
11.000%, 10/01/2015	295,000	290,575
CCO Holdings, LLC
8.750%, 11/15/2013	75,000	73,875
Charter Communications Operating, LLC
8.375%, 04/30/2014 (1)	50,000	49,750
CSC Holdings, Inc.
Series B, 8.125%, 08/15/2009	25,000	25,250
Series B, 7.625%, 04/01/2011	250,000	247,500
6.750%, 04/15/2012	75,000	71,250
Dex Media West, LLC
Series B, 8.500%, 08/15/2010	20,000	20,350
Series B, 9.875%, 08/15/2013	44,000	46,640
Dex Media, Inc.
8.000%, 11/15/2013	20,000	19,950
9.000%, 11/15/2013 *	150,000	139,125
9.000%, 11/15/2013 *	100,000	92,750
Echostar DBS Corp.
5.750%, 10/01/2008	55,000	54,794
7.000%, 10/01/2013	25,000	24,812
6.625%, 10/01/2014	350,000	339,500
7.125%, 02/01/2016	35,000	34,387
Idearc, Inc.
8.000%, 11/15/2016	465,000	461,512
Radio One, Inc.
Series B, 8.875%, 07/01/2011	205,000	197,313
6.375%, 02/15/2013	25,000	21,938
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017 (1)	220,000	190,300
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	206,881
Salem Communications Holding Corp.
7.750%, 12/15/2010	270,000	269,325
Sinclair Broadcast Group, Inc.
8.000%, 03/15/2012	83,000	84,245
Univision Communications, Inc.
9.750%, 03/15/2015 (1) (4)	325,000	311,188
Videotron Ltee
6.875%, 01/15/2014	120,000	114,900
6.375%, 12/15/2015	185,000	169,738
		4,003,504

Miscellaneous Manufacturers 1.30%
Blount, Inc.
8.875%, 08/01/2012	50,000	50,250
Invensys PLC
9.875%, 03/15/2011 (1)	50,000	53,375
Koppers Holdings, Inc.
9.875%, 11/15/2014 *	250,000	210,000
Koppers, Inc.
9.875%, 10/15/2013	50,000	52,250
RBS Global, Inc. and Rexnord Corp.
9.500%, 08/01/2014	235,000	238,525
		604,400
Office-Business Equipment 1.17%
Xerox Capital Trust I
8.000%, 02/01/2027	545,000	542,232

Office Furnishings 0.15%
Interface, Inc.
9.500%, 02/01/2014	65,000	67,600

Oil & Gas 4.58%
Chaparral Energy, Inc.
8.500%, 12/01/2015	250,000	225,000
8.875%, 02/01/2017 (1)	145,000	131,225
Chesapeake Energy Corp.
7.625%, 07/15/2013	200,000	205,500
7.000%, 08/15/2014	50,000	50,000
6.250%, 01/15/2018	435,000	409,444
Exco Resources, Inc.
7.250%, 01/15/2011	450,000	455,625
Hilcorp Energy I, LP
7.750%, 11/01/2015 (1)	245,000	235,812
9.000%, 06/01/2016 (1)	205,000	208,587
Stone Energy Corp.
8.250%, 12/15/2011	75,000	74,063
Swift Energy Co.
7.125%, 06/01/2017	135,000	124,875
		2,120,131
Oil & Gas Services 1.06%
Complete Production Services, Inc.
8.000%, 12/15/2016	200,000	193,500
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	305,000	298,900
		492,400
Packaging & Containers 1.96%
Berry Plastics Holding Corp.
9.235%, 09/15/2014 (2)	10,000	9,950
Crown Americas, LLC
7.750%, 11/15/2015	55,000	55,825
Graphic Packaging International, Inc.
8.500%, 08/15/2011	10,000	10,150
9.500%, 08/15/2013	210,000	213,150
Owens Brockway Glass Container, Inc.
8.750%, 11/15/2012	50,000	52,125
8.250%, 05/15/2013	25,000	25,750
6.750%, 12/01/2014	275,000	266,750
Owens-Illinois, Inc.
7.500%, 05/15/2010	50,000	50,000
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016 (1)	225,000	226,407
Radnor Holdings Corp. (3)
11.000%, 03/15/2010	25,000	156
		910,263
Pharmaceuticals 0.43%
Valeant Pharmaceuticals International
7.000%, 12/15/2011	205,000	197,825

Pipelines 4.10%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	67,440
7.000%, 06/01/2025	10,000	10,893
Atlas Pipeline Partners LP
8.125%, 12/15/2015	200,000	199,500
Dynegy Holdings, Inc.
8.375%, 05/01/2016	395,000	390,062
7.125%, 05/15/2018	75,000	67,125
7.750%, 06/01/2019 (1)	60,000	55,800
7.625%, 10/15/2026	25,000	21,875
Targa Resources, Inc.
8.500%, 11/01/2013 (1)	455,000	439,075
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	175,046
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	50,625
Williams Cos, Inc.
7.875%, 09/01/2021	125,000	134,688
8.750%, 03/15/2032	250,000	285,625
		1,897,754
Real Estate Investment Trusts 2.31%
Felcor Lodging, LP
8.500%, 06/01/2011	250,000	263,125
7.260%, 12/01/2011 (2)	90,000	89,100
Host Marriott, LP
7.125%, 11/01/2013	75,000	75,000
Series O, 6.375%, 03/15/2015	75,000	73,125
Series Q, 6.750%, 06/01/2016	400,000	391,000
Omega Healthcare Investors, Inc.
7.000%, 04/01/2014	180,000	177,300
		1,068,650
Retail 3.42%
Carrols Corp.
9.000%, 01/15/2013	75,000	70,875
Claire’s Stores, Inc.
9.625%, 06/01/2015 (1) (4)	255,000	207,188
10.500%, 06/01/2017 (1)	350,000	260,750
Harry & David Holdings, Inc.
9.000%, 03/01/2013	75,000	71,625
Inergy, LP
8.250%, 03/01/2016	125,000	127,187
Michaels Stores, Inc.
10.000%, 11/01/2014	220,000	221,650
11.375%, 11/01/2016	75,000	73,312
Neiman-Marcus Group, Inc.
10.375%, 10/15/2015	200,000	216,000
10.375%, 10/15/2015	20,000	21,200
Rite Aid Corp.
7.500%, 03/01/2017	125,000	116,875
Sbarro, Inc.
10.375%, 02/01/2015	225,000	198,844
		1,585,506
Semiconductors 0.83%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	140,000	129,850
9.125%, 12/15/2014 (4)	285,000	256,500
		386,350
Telecommunications 7.62%
American Tower Corp.
7.500%, 05/01/2012	75,000	76,125
Citizens Communications Co.
7.875%, 01/15/2027	125,000	117,812
9.000%, 08/15/2031	305,000	301,187
Embarq Corp.
7.082%, 06/01/2016	85,000	87,801
7.995%, 06/01/2036	350,000	363,727
Intelsat Bermuda, Ltd.
11.250%, 06/15/2016	200,000	210,250
Intelsat Corp.
9.000%, 08/15/2014	25,000	25,562
Level 3 Financing, Inc.
12.250%, 03/15/2013	220,000	240,900
9.250%, 11/01/2014	190,000	183,825

Lucent Technologies, Inc.
6.450%, 03/15/2029	260,000	219,700
MetroPCS Wireless, Inc.
9.250%, 11/01/2014 (1)	265,000	262,350
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	175,000	172,813
Qwest Corp.
8.875%, 03/15/2012	100,000	108,750
7.500%, 06/15/2023	25,000	24,687
6.875%, 09/15/2033	625,000	575,000
Rogers Wireless, Inc.
7.250%, 12/15/2012	30,000	31,832
8.000%, 12/15/2012	45,000	47,487
Rural Cellular Corp.
8.360%, 06/01/2013 (1) (2)	230,000	235,750
Wind Acquisition Finance SA
10.750%, 12/01/2015 (1)	20,000	20,700
Windstream Corp.
8.625%, 08/01/2016	215,000	225,750
		3,532,008
Transportation 0.74%
Bristow Group, Inc.
7.500%, 09/15/2017 (1)	105,000	105,000
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	230,000	236,037
		341,037

Total Corporate Bonds (Cost $40,424,388)		41,210,221

Convertible Corporate Bonds 0.21%
Aerospace/Defense 0.07%
Alliant Techsystems, Inc.
2.750%, 02/15/2024 (1)	10,000	13,900
L-3 Communications Corp.
3.000%, 08/01/2035 (1)	15,000	17,156
		31,056
Media 0.05%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018 *	25,000	23,313

Real Estate Investment Trusts 0.09%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,060

Total Convertible Corporate Bonds (Cost $93,458)		95,429

	Shares
Bank Loans 4.71%
Auto Manufacturers 1.11%
Ford Motor Co.
8.360%, 11/29/2013	547,250	515,184

Beverages 0.30%
Tropicana Products, Inc.
7.610%, 12/15/2011	146,520	140,057

Healthcare-Services 0.10%
HCA, Inc.
7.610%, 11/18/2013	49,750	48,067

Internet 0.52%
Level 3 Communications, Inc.
7.610%, 03/09/2014	250,000	239,938

Lodging 0.46%
Las Vegas Sands Corp.
0.750%, 05/28/2013	45,000	42,924
7.110%, 05/28/2013	180,000	171,698
		214,622

Media 0.99%
Crown Castle International Corp.
6.820%, 03/02/2014		19,231	18,403
6.840%, 03/02/2014		230,144	220,240
Merrill Communications, LLC
11.820%, 11/27/2013		150,000	149,250
Univision Communications, Inc.
7.610%, 10/03/2014		70,470	65,390
1.000%, 10/20/2014		4,530	4,204
			457,487
Multimedia 0.26%
Riverdeep Interactive Learning, Ltd.
8.110%, 01/02/2014		124,373	122,290

Office Furnishings 0.45%
Collins & Aikman Floorcoverings, Inc.
7.902%, 05/08/2014		225,000	208,125

Research Services 0.26%
Nielsen Finance, LLC
7.360%, 08/08/2013		124,063	119,720

Telecommunications 0.26%
Charter Communications Holdings, LLC
7.360%, 04/11/2014		125,000	118,638

Total Bank Loans (Cost $2,200,373)			2,184,128

Common Stocks 0.51%
Telecommunications 0.51%
American Tower Corp. **		3,930	155,706
Virgin Media, Inc.		3,372	80,254
			235,960

Total Common Stocks (Cost $220,178)			235,960

Money Market Mutual Funds 4.02%
Dreyfus Cash Advantage Plus Fund 4.02%		1,864,373	1,864,373

Total Money Market Mutual Funds (Cost $1,864,373)			1,864,373

Total Investments (Cost $44,802,770)	98.39%		$45,590,111
Other Assets in Excess of Liabilities	1.61%		744,128
Net Assets	100.00%		$46,334,239

*	Step bond-Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2007.
**	Non-income producing security.
#	Amount represents less than 0.05% of net assets.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,280,099, which represent approximately 15.71% of net assets as of August 31, 2007.

(2)	Floating or variable rate security -Interest rate disclosed is that which is in effect at August 31, 2007.
(3)	Security is currently in default/non-income producing.
(4)	Pay-in-kind.
(5)	These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

Statement of Investments

Stone Harbor Emerging Markets Debt Fund

August 31, 2007 (Unaudited)

Interest Rate/Maturity Date	Principal Amount*		Market Value (Expressed in U.S. Dollars)
Sovereign Debt Obligations 87.01%
Argentina 4.95%
Republic of Argentina
8.750%, 02/04/2003 (1)	EUR	57,000	$27,780
7.000%, 03/18/2004 (1)	DEM	58,000	14,200
7.000%, 03/18/2004 (1)	EUR	30,000	14,314
9.000%, 05/24/2005 (1)	25,000		11,894
9.000%, 04/26/2006 (1)	58,000		27,773
10.000%, 01/03/2007 (1)	ITL	140,000,000	34,992
10.250%, 01/26/2007 (1)	EUR	661,000	324,400
8.000%, 02/26/2008 (1)	93,000		44,849
5.389%, 08/03/2012 (2)	$12,500		11,031
7.000%, 09/12/2013	55,000		45,439
7.000%, 10/03/2015	55,000		42,501
1.330%, 12/31/2038 (3)	150,000		56,775
			655,948
Brazil 9.78%
Republic of Brazil
6.000%, 01/17/2017	200,000		199,550
8.875%, 10/14/2019	150,000		183,375
12.500%, 01/05/2022	BRL	885,000	542,122
8.750%, 02/04/2025	$30,000		37,485
7.125%, 01/20/2037	275,000		299,750
11.000%, 08/17/2040	25,000		33,062
			1,295,344
Chile 1.44%
Republic of Chile
5.760%, 01/28/2008 (2)	38,000		38,076
5.500%, 01/15/2013	150,000		152,674
			190,750
Colombia 6.89%
Republic of Colombia
10.750%, 01/15/2013	125,000		150,937
8.250%, 12/22/2014	35,000		38,885
7.330%, 11/16/2015 (2)	100,000		103,750
11.750%, 02/25/2020	160,000		227,920
8.125%, 05/21/2024	18,000		20,385
9.850%, 06/28/2027	COP	766,000,000	341,002
10.375%, 01/28/2033	21,000		29,925
			912,804
Ecuador 1.78%
Republic of Ecuador
9.375%, 12/15/2015	235,000		217,375
10.000%, 08/15/2030	20,000		17,635
			235,010
Egypt 0.66%
Arab Republic of Egypt
8.750%, 07/18/2012 (4)	EGP	500,000	87,541

El Salvador 3.89%
Republic of El Salvador
7.750%, 01/24/2023	$83,000		92,752
7.650%, 06/15/2035	388,000		422,920
			515,672

Indonesia 1.70%
Republic of Indonesia
8.500%, 10/12/2035		200,000	225,500

Iraq 1.41%
Republic of Iraq
5.800%, 01/15/2028		325,000	186,875

Malaysia 3.82%
Malaysia
7.500%, 07/15/2011		115,000	124,594
3.502%, 05/31/2027	MYR	1,445,000	380,945
			505,539
Mexico 10.04%
United Mexican States
6.625%, 03/03/2015	$40,000		42,780
11.375%, 09/15/2016		12,000	16,906
5.625%, 01/15/2017		80,000	80,040
8.125%, 12/30/2019		509,000	622,252
8.000%, 12/07/2023	MXN	2,810,000	257,962
7.500%, 04/08/2033	$135,000		161,258
6.750%, 09/27/2034		135,000	148,365
			1,329,563
Panama 3.42%
Republic of Panama
7.250%, 03/15/2015		277,000	296,736
8.875%, 09/30/2027		21,000	26,172
9.375%, 04/01/2029		16,000	20,960
6.700%, 01/26/2036		110,000	109,450
			453,318
Peru 3.76%
Republic of Peru
6.438%, 03/07/2017 (2)		437,100	438,739
6.438%, 03/07/2017 (2)		19,710	19,760
6.900%, 08/12/2037 (4)	PEN	125,000	39,139
			497,638
Philippines 7.09%
Republic of Philippines
8.375%, 02/15/2011	$26,000		27,690
8.125%, 01/15/2014		102,000	110,670
8.875%, 03/17/2015		33,000	37,125
9.375%, 01/18/2017		405,000	476,887
7.500%, 09/25/2024		145,000	152,613
9.500%, 02/02/2030		30,000	38,025
6.375%, 01/15/2032		100,000	96,500
			939,510
Poland 0.26%
Republic of Poland
5.000%, 10/19/2015		35,000	34,484

Russia 12.61%
Russian Federation
8.250%, 03/31/2010		40,668	42,040
11.000%, 07/24/2018		115,000	161,288
12.750%, 06/24/2028		64,000	112,960
7.500%, 03/31/2030		1,217,880	1,353,369
			1,669,657
South Africa 1.60%
Republic of South Africa
6.500%, 06/02/2014		203,000	211,120

Turkey
Republic of Turkey 4.71%
14.000%, 01/19/2011	TRL	575,000	404,966
11.000%, 01/14/2013	$15,000		17,962
7.250%, 03/15/2015		26,000	26,943
6.875%, 03/17/2036		185,000	174,131
			624,002
Ukraine 2.43%
Ukraine Government
6.875%, 03/04/2011 (4)		110,000	111,650
7.650%, 06/11/2013		200,000	210,500
			322,150
Uruguay 1.74%
Republic of Uruguay
7.500%, 03/15/2015		49,000	51,450
8.000%, 11/18/2022		165,000	178,612
7.875%, 01/15/2033 (5)		801	866
			230,928
Venezuela 3.03%
Republic of Venezuela
8.500%, 10/08/2014	$172,000		166,410
9.250%, 09/15/2027		50,000	49,875
9.375%, 01/13/2034		185,000	184,538
			400,823

Total Foreign Sovereign Debt Obligations (Cost $11,199,689)			11,524,176

Corporate Bonds 3.00%
Malaysia 1.00%
Petronas Capital Ltd.
7.875%, 05/22/2022		110,000	132,363

Tunisia 0.13%
Banque Centrale de Tunisie
7.375%, 04/25/2012		10,000	10,756
8.250%, 09/19/2027		5,000	5,900
			16,656
United States 1.87%
Pemex Project Funding Master Trust
8.500%, 02/15/2008		21,000	21,241
9.125%, 10/13/2010		38,000	42,015
7.375%, 12/15/2014		47,000	51,291
9.250%, 03/30/2018		73,000	90,976
9.500%, 09/15/2027		32,000	42,842
			248,365

Total Corporate Bonds (Cost $390,427)			397,384

Inflation Linked Notes 0.95%
Uruguay Inflation Linked Note (6) 0.95%
5.000%, 09/14/2018	UYU	731,673	32,356
3.700%, 06/26/2037		2,646,907	93,824
			126,180

Total Inflation Linked Notes (Cost $123,186)			126,180

Structured Notes 1.64%
J.P. Morgan Securities, Inc. (7) 1.64%
10.250%, 07/15/2027		IDR	2,040,190,000	217,742

Total Structured Notes (Cost $209,581)				217,742

Money Market Mutual Funds 6.37%
Dreyfus Cash Advantage Plus Fund		$842,921		842,921

Total Money Market Mutual Funds (Cost $842,921)				842,921

Total Investments (Cost $12,765,804)	98.97%			$13,108,403
Other Assets in Excess of Liabilities	1.03%			136,481
Net Assets	100.00%			$13,244,884

*	The principal/contract amount of each security is stated in the currency in which the bond is denominated. See below.
	$ or USD	U.S. Dollar
	BRL	Brazilian Real
	COP	Colombian Peso
	DEM	German Mark
	EGP	Egyptian Pound
	EUR	Euro Currency
	IDR	Indonesian Rupiah
	ITL	Italian Lira
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	PEN	Peruvian Nuevo Sol
	TRL	Turkish Lira
	UYU	Uruguayan Peso

(1)	Security is currently in default/non-income producing.

(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(3)	Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed in that which is in effect at August 31, 2007.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $238,330, which represent approximately 1.80% of net assets as of August 31, 2007.

(5)	Pay-in-kind securities.

(6)	The underlying security is a government bond issued by the Republic of Uruguay.

(7)	The underlying security is a government bond issued by the Republic of Indonesia.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized Depreciation
EURO	330,000 (EUR)	Sale	10/19/2007	$443,784	$450,802	$(7,018)

OUTSTANDING SWAP CONTRACTS

Credit Default Swap Contracts

Reference Obligation	Swap Counterparty	Notional Amount	Rates Received by the Fund	Termination Date	Unrealized Appreciation/ Depreciation
Protection Sold:
Republic of Venezuela	Lehman	$300,000 (USD)	3.00%	07/20/2007	$10,366
Turkish Government Int’l Bond	J.P. Morgan	65,000(USD)	1.92%	02/20/2012	(505)
Turkish Government Int’l Bond	J.P. Morgan	70,000(USD)	1.62%	03/20/2012	78
			Net Unrealized Appreciation		$9,939

STONE HAROBR INVESTMENT FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation:  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to each Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Funds’ Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Fund.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions is known.

2. Unrealized Appreciation and Depreciation on Investments

At August 31, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$0	$349,050
Gross depreciation (excess of tax cost over value)	(2,353,042)	(6,451)
Net unrealized appreciation	$(2,353,042)	$342,599
Cost of investments for income tax purposes	$47,943,153	$12,765,804

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	October 29, 2007

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/
Principal Financial Officer

Date:	October 29, 2007

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